Business Segment Data - Summary of Selected Business Segment Information (Parenthetical) (Detail) (Other, Adjustments & Eliminations [Member], USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Impairment charges	$ 47,300,000		$ 49,900,000
MEMP [Member]
Segment Reporting Information [Line Items]
Cash distributions paid	$ 6,100,000	$ 19,100,000	$ 26,000,000	$ 19,300,000